Accumulated Other Comprehensive (Loss) Income (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive (loss) income
Other expenses	$ (100,637)	$ (32,960)	$ (106,945)	$ (46,383)	$ (51,270)	$ (89,732)	$ (157,003)
Total reclassifications	(2,158,116)	(1,114,316)	(4,211,313)	(3,154,059)	(4,133,149)	(5,560,642)	(5,563,516)
Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Total reclassifications	(294)	(301)	(889)	(911)
Cash flow hedges | Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Other expenses	(294)	(301)	(889)	(911)
Cash flow hedges | Reclassification of amounts de-designated as hedges recorded in AOCI | Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Other expenses	(282)	(282)	(847)	(847)
Cash flow hedges | Interest rate swap agreements | Amount reclassified from other comprehensive income
Accumulated other comprehensive (loss) income
Other expenses	$ (12)	$ (19)	$ (42)	$ (64)